Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Line Items]
Summary of Accrued Expenses
Accrued expenses as of June 30, 2022 and December 31, 2021 consisted of the following:

	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Accrued employee compensation and benefits	$8,065	$8,492
Accrued research and development	20,709	4,059
Accrued professional fees	568	1,888
Accrued other	1,085	185

Total accrued expenses	$30,427	$14,624

Accrued expenses as of December 31, 2020 and 2021 consisted of the following (in thousands):

	DECEMBER 31,
	2020	2021
Accrued employee compensation and benefits	$4,024	$8,492
Accrued research and development	612	4,059
Accrued professional fees	568	1,888
Accrued other	1,622	185

Total accrued expenses	$6,826	$14,624